RULE 497 FILING

On behalf of each series of Goldman Sachs Variable Insurance Trust listed in Exhibit A (the “Funds”) and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as exhibits to this filing relate to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on April 3, 2020 (Accession No. 0001193125-20-098012), which is incorporated by reference into this Rule 497 Filing.

EXHIBIT A

Goldman Sachs Core Fixed Income Fund

Goldman Sachs Equity Index Fund

Goldman Sachs Global Trends Allocation Fund

Goldman Sachs Government Money Market Fund

Goldman Sachs Growth Opportunities Fund

Goldman Sachs High Quality Floating Rate Fund

Goldman Sachs International Equity Insights Fund

Goldman Sachs Large Cap Value Fund

Goldman Sachs Mid Cap Value Fund

Goldman Sachs Multi-Strategy Alternatives Portfolio

Goldman Sachs Small Cap Equity Insights Fund

Goldman Sachs Strategic Growth Fund

Goldman Sachs U.S. Equity Insights Fund